Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties
Related Parties

28.      Related Parties

Related parties transactions are carried out under conditions and prices established by the parties, the intercompany transactions are eliminated in consolidation.

As of December 31, 2023, the Company has in trade and other payables R$89,594 (R$71,054 as of December 31, 2022) with shareholder Twilio Inc. related to agreement established between the Company and Twilio Inc. which regarding for the reimbursement of SMS costs. For the year ended December 31, 2023, the Company recognized in profit or loss the total of R$9,745 (In 2022, this was R$2,016) through financial discounts about prepayment reimbursement of SMS costs.